Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,742	$ 1,625
Weighted average interest rate	0.83%	1.01%
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 355	$ 205
Weighted average interest rate	1.20%	1.46%
Advances on accounts receivable and revolving credit facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 945	$ 987
Weighted average interest rate	0.58%	0.89%
Non-revolving credit agreement | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 400	$ 400
Weighted average interest rate	0.96%	0.94%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 6	$ 0
Weighted average interest rate	0.00%	0.00%
Bank indebtedness | NSPI
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1	$ 1
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 10	$ 11
Weighted average interest rate	5.25%	5.25%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 25	$ 21
Weighted average interest rate	1.20%	1.22%